Forward Purchase Agreement	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Forward Purchase Agreement	Forward Purchase Agreement
As discussed in Note 2 - Summary of Significant Accounting Policies, the FPA consists of the Prepayment Amount, the FPA Put Option and the Fixed Maturity Consideration. The Prepayment Amount of $60,547 is presented as a reduction to Additional paid-in capital in our consolidated balance sheets. The value of the FPA Put Option represents the economics of the written put option, inclusive of the Variable Maturity Consideration, and is valued at $37,523 as of December 31, 2023.
The Fixed Maturity Consideration is valued at $7,228 as of December 31, 2023. This represents the fair value of the Share Consideration and Fixed Maturity Consideration and is measured in accordance with the FVO.
Expensed transaction costs, representing the stock acquisition fees, in the amount of $451 are recorded in Other expense, net on the consolidated statements of operations and comprehensive loss.